Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2019-C18
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278PAW0	2.097300%	29,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.25%
A-2	90278PAX8	2.994300%	69,160,000.00	57,728,473.93	45,883.53	144,046.97	0.00	0.00	189,930.50	57,682,590.40	21.83%	20.25%
A-SB	90278PAY6	2.987200%	35,630,000.00	23,052,458.08	662,570.10	57,385.25	0.00	0.00	719,955.35	22,389,887.98	21.83%	20.25%
A-3	90278PAZ3	2.781600%	156,589,000.00	156,589,000.00	0.00	362,973.30	0.00	0.00	362,973.30	156,589,000.00	21.83%	20.25%
A-4	90278PBA7	3.035200%	230,029,000.00	230,029,000.00	0.00	581,820.02	0.00	0.00	581,820.02	230,029,000.00	21.83%	20.25%
A-S	90278PBD1	3.378400%	72,498,000.00	72,498,000.00	0.00	204,106.04	0.00	0.00	204,106.04	72,498,000.00	21.83%	20.25%
B	90278PBE9	3.681100%	33,460,000.00	33,460,000.00	0.00	102,641.34	0.00	0.00	102,641.34	33,460,000.00	16.98%	15.75%
C	90278PBF6	4.047835%	30,672,000.00	30,672,000.00	0.00	103,462.67	0.00	0.00	103,462.67	30,672,000.00	12.53%	11.63%
D	90278PAG5	2.500000%	20,448,000.00	20,448,000.00	0.00	42,600.00	0.00	0.00	42,600.00	20,448,000.00	9.57%	8.88%
E	90278PAJ9	2.500000%	15,801,000.00	15,801,000.00	0.00	32,918.75	0.00	0.00	32,918.75	15,801,000.00	7.28%	6.75%
F	90278PAL4	2.806900%	14,872,000.00	14,872,000.00	0.00	34,786.85	0.00	0.00	34,786.85	14,872,000.00	5.12%	4.75%
G	90278PAN0	2.806900%	7,435,000.00	7,435,000.00	0.00	17,391.08	0.00	0.00	17,391.08	7,435,000.00	4.04%	3.75%
NR-RR	90278PAQ3	4.047835%	27,884,548.00	27,884,548.00	0.00	37,816.19	0.00	0.00	37,816.19	27,884,548.00	0.00%	0.00%
R	90278PAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	90278PAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,567,548.00	690,469,480.01	708,453.63	1,721,948.46	0.00	0.00	2,430,402.09	689,761,026.38

X-A	90278PBB5	1.105016%	520,497,000.00	467,398,932.01	0.00	430,402.72	0.00	0.00	430,402.72	466,690,478.38
X-B	90278PBC3	0.445024%	136,630,000.00	136,630,000.00	0.00	50,669.74	0.00	0.00	50,669.74	136,630,000.00
X-D	90278PAA8	1.547835%	36,249,000.00	36,249,000.00	0.00	46,756.24	0.00	0.00	46,756.24	36,249,000.00
X-F	90278PAC4	1.240935%	14,872,000.00	14,872,000.00	0.00	15,379.33	0.00	0.00	15,379.33	14,872,000.00
X-G	90278PAE0	1.240935%	7,435,000.00	7,435,000.00	0.00	7,688.63	0.00	0.00	7,688.63	7,435,000.00
Notional SubTotal			715,683,000.00	662,584,932.01	0.00	550,896.66	0.00	0.00	550,896.66	661,876,478.38

Deal Distribution Total					708,453.63	2,272,845.12	0.00	0.00	2,981,298.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278PAX8	834.70899263	0.66344028	2.08280755	0.00000000	0.00000000	0.00000000	0.00000000	2.74624783	834.04555234
A-SB	90278PAY6	646.99573618	18.59584900	1.61058799	0.00000000	0.00000000	0.00000000	0.00000000	20.20643699	628.39988717
A-3	90278PAZ3	1,000.00000000	0.00000000	2.31799999	0.00000000	0.00000000	0.00000000	0.00000000	2.31799999	1,000.00000000
A-4	90278PBA7	1,000.00000000	0.00000000	2.52933334	0.00000000	0.00000000	0.00000000	0.00000000	2.52933334	1,000.00000000
A-S	90278PBD1	1,000.00000000	0.00000000	2.81533339	0.00000000	0.00000000	0.00000000	0.00000000	2.81533339	1,000.00000000
B	90278PBE9	1,000.00000000	0.00000000	3.06758338	0.00000000	0.00000000	0.00000000	0.00000000	3.06758338	1,000.00000000
C	90278PBF6	1,000.00000000	0.00000000	3.37319607	0.00000000	0.00000000	0.00000000	0.00000000	3.37319607	1,000.00000000
D	90278PAG5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278PAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278PAL4	1,000.00000000	0.00000000	2.33908351	0.00000000	0.00000000	0.00000000	0.00000000	2.33908351	1,000.00000000
G	90278PAN0	1,000.00000000	0.00000000	2.33908272	0.00000000	0.00000000	0.00000000	0.00000000	2.33908272	1,000.00000000
NR-RR	90278PAQ3	1,000.00000000	0.00000000	1.35617009	2.01702606	37.68266281	0.00000000	0.00000000	1.35617009	1,000.00000000
R	90278PAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	90278PAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278PBB5	897.98583279	0.00000000	0.82690721	0.00000000	0.00000000	0.00000000	0.00000000	0.82690721	896.62472287
X-B	90278PBC3	1,000.00000000	0.00000000	0.37085369	0.00000000	0.00000000	0.00000000	0.00000000	0.37085369	1,000.00000000
X-D	90278PAA8	1,000.00000000	0.00000000	1.28986289	0.00000000	0.00000000	0.00000000	0.00000000	1.28986289	1,000.00000000
X-F	90278PAC4	1,000.00000000	0.00000000	1.03411310	0.00000000	0.00000000	0.00000000	0.00000000	1.03411310	1,000.00000000
X-G	90278PAE0	1,000.00000000	0.00000000	1.03411298	0.00000000	0.00000000	0.00000000	0.00000000	1.03411298	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	144,046.97	0.00	144,046.97	0.00	0.00	0.00	144,046.97	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	57,385.25	0.00	57,385.25	0.00	0.00	0.00	57,385.25	0.00
A-3	07/01/26 - 07/30/26	30	0.00	362,973.30	0.00	362,973.30	0.00	0.00	0.00	362,973.30	0.00
A-4	07/01/26 - 07/30/26	30	0.00	581,820.02	0.00	581,820.02	0.00	0.00	0.00	581,820.02	0.00
X-A	07/01/26 - 07/30/26	30	0.00	430,402.72	0.00	430,402.72	0.00	0.00	0.00	430,402.72	0.00
X-B	07/01/26 - 07/30/26	30	0.00	50,669.74	0.00	50,669.74	0.00	0.00	0.00	50,669.74	0.00
X-D	07/01/26 - 07/30/26	30	0.00	46,756.24	0.00	46,756.24	0.00	0.00	0.00	46,756.24	0.00
X-F	07/01/26 - 07/30/26	30	0.00	15,379.33	0.00	15,379.33	0.00	0.00	0.00	15,379.33	0.00
X-G	07/01/26 - 07/30/26	30	0.00	7,688.63	0.00	7,688.63	0.00	0.00	0.00	7,688.63	0.00
A-S	07/01/26 - 07/30/26	30	0.00	204,106.04	0.00	204,106.04	0.00	0.00	0.00	204,106.04	0.00
B	07/01/26 - 07/30/26	30	0.00	102,641.34	0.00	102,641.34	0.00	0.00	0.00	102,641.34	0.00
C	07/01/26 - 07/30/26	30	0.00	103,462.67	0.00	103,462.67	0.00	0.00	0.00	103,462.67	0.00
D	07/01/26 - 07/30/26	30	0.00	42,600.00	0.00	42,600.00	0.00	0.00	0.00	42,600.00	0.00
E	07/01/26 - 07/30/26	30	0.00	32,918.75	0.00	32,918.75	0.00	0.00	0.00	32,918.75	0.00
F	07/01/26 - 07/30/26	30	0.00	34,786.85	0.00	34,786.85	0.00	0.00	0.00	34,786.85	0.00
G	07/01/26 - 07/30/26	30	0.00	17,391.08	0.00	17,391.08	0.00	0.00	0.00	17,391.08	0.00
NR-RR	07/01/26 - 07/30/26	30	991,176.73	94,060.05	0.00	94,060.05	56,243.86	0.00	0.00	37,816.19	1,050,764.02
Totals			991,176.73	2,329,088.98	0.00	2,329,088.98	56,243.86	0.00	0.00	2,272,845.12	1,050,764.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	2,981,298.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,339,565.16	Master Servicing Fee	3,174.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,310.86
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	297.29
ARD Interest	0.00	Operating Advisor Fee	1,201.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	202.15
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,339,565.16	Total Fees	10,476.16

Principal		Expenses/Reimbursements
Scheduled Principal	708,453.63	Reimbursement for Interest on Advances	13,370.43
Unscheduled Principal Collections		ASER Amount	17,323.36
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,550.07
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	708,453.63	Total Expenses/Reimbursements	56,243.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,272,845.12
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	708,453.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,981,298.75
Total Funds Collected	3,048,018.79	Total Funds Distributed	3,048,018.77

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	690,469,480.78	690,469,480.78	Beginning Certificate Balance	690,469,480.01
(-) Scheduled Principal Collections	708,453.63	708,453.63	(-) Principal Distributions	708,453.63
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	689,761,027.15	689,761,027.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	691,750,200.48	691,750,200.48	Ending Certificate Balance	689,761,026.38
Ending Actual Collateral Balance	691,012,461.47	691,012,461.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP	Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP
5,000,000 or less	14	42,764,800.97	6.20%	40	4.2900	2.220524	1.55 or less	18	215,058,855.47	31.18%	27	4.1120	1.136679
5,000,001 to 10,000,000	18	140,564,244.89	20.38%	29	4.2079	1.955180	1.56 to 1.65	3	40,537,692.88	5.88%	16	4.1662	1.570114
10,000,001 to 15,000,000	14	176,822,820.17	25.64%	40	3.9737	2.441710	1.66 to 1.75	4	14,195,063.58	2.06%	40	4.0908	1.689385
15,000,001 to 20,000,000	6	113,789,951.95	16.50%	39	3.5473	2.652248	1.76 to 1.85	2	23,735,057.61	3.44%	38	3.7771	1.803015
20,000,001 to 25,000,000	3	72,755,492.12	10.55%	40	3.8507	2.366911	1.86 to 1.95	4	27,685,195.85	4.01%	40	4.4143	1.926656
25,000,001 to 30,000,000	1	30,000,000.00	4.35%	31	3.9140	2.596900	1.96 to 2.05	4	58,509,420.32	8.48%	40	4.0577	2.004731
30,000,001 or greater	2	70,000,000.00	10.15%	9	3.6325	1.177400	2.06 to 2.25	1	11,183,593.06	1.62%	40	3.9630	2.216200
Totals	63	689,761,027.15	100.00%	34	3.9345	2.211037	2.26 to 2.45	2	18,900,000.00	2.74%	39	3.9352	2.351212
							2.46 to 2.65	7	68,230,584.99	9.89%	36	3.9711	2.560399
							2.66 to 2.85	2	22,700,000.00	3.29%	40	3.4029	2.781444
							2.86 or greater	11	145,961,846.34	21.16%	40	3.4643	3.996228
							Totals	63	689,761,027.15	100.00%	34	3.9345	2.211037
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP	North Dakota	1	278,723.37	0.04%	40	4.8500	0.842600
Arizona	4	25,547,894.00	3.70%	38	3.8445	1.589400	Ohio	2	9,920,895.09	1.44%	39	3.4588	3.623542
Arkansas	1	5,007,077.19	0.73%	40	3.4970	2.479100	Oklahoma	6	14,694,551.84	2.13%	40	4.4216	3.148462
California	9	110,672,788.97	16.05%	20	3.5967	2.140194	Oregon	2	3,360,755.94	0.49%	40	4.2917	2.139021
Colorado	2	8,958,477.38	1.30%	40	4.0363	2.321284	Pennsylvania	7	28,018,880.40	4.06%	40	4.0050	1.742564
Florida	2	9,192,832.84	1.33%	40	4.6618	1.202607	South Dakota	1	400,793.12	0.06%	40	4.8500	0.842600
Georgia	4	38,582,677.69	5.59%	40	3.6419	3.239533	Tennessee	7	33,786,979.78	4.90%	40	4.0197	2.496994
Illinois	3	26,912,849.08	3.90%	40	3.8778	2.747645	Texas	7	31,032,704.89	4.50%	40	4.1166	1.882310
Indiana	6	23,503,482.38	3.41%	39	3.3466	3.972769	Utah	2	4,437,544.87	0.64%	39	4.0351	3.844801
Iowa	3	2,768,025.09	0.40%	39	3.4354	4.243391	Virginia	2	4,433,789.71	0.64%	39	2.9560	5.395879
Kansas	5	2,411,592.56	0.35%	40	4.8500	0.842600	Wisconsin	1	9,264,523.10	1.34%	40	4.1150	2.001900
Kentucky	2	6,172,676.83	0.89%	40	3.7425	3.404023	Wyoming	6	5,344,622.54	0.77%	40	4.8500	0.842600
Louisiana	1	534,456.90	0.08%	40	4.8500	0.842600	Totals	126	689,761,027.15	100.00%	34	3.9345	2.211037
Maryland	3	6,135,315.84	0.89%	39	3.8075	3.501173
									Property Type³
Massachusetts	1	2,919,979.36	0.42%	38	4.3400	0.888600
Minnesota	1	108,968.60	0.02%	40	4.8500	0.842600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	2,992,633.59	0.43%	40	4.8300	3.675200		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	7	53,959,765.74	7.82%	39	3.9923	1.883371	Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP
Montana	2	1,090,612.34	0.16%	40	4.8500	0.842600	Industrial	14	58,485,088.31	8.48%	39	3.3652	4.116234
Nebraska	4	3,028,845.65	0.44%	40	4.8500	0.842600	Lodging	56	118,833,435.29	17.23%	40	4.3103	1.959017
Nevada	2	25,546,091.34	3.70%	(20)	4.9756	1.209455	Mixed Use	2	46,044,921.42	6.68%	40	3.8366	1.165407
New Jersey	1	1,076,529.94	0.16%	40	4.2000	1.424200	Mobile Home Park	2	13,624,039.13	1.98%	40	3.6788	3.516686
New Mexico	3	2,822,013.21	0.41%	40	4.8500	0.842600	Multi-Family	18	142,444,863.91	20.65%	39	4.0906	1.900130
New York	8	126,913,123.35	18.40%	37	3.8720	1.662314	Office	16	177,613,122.58	25.75%	17	3.8519	1.989472
North Carolina	2	14,863,836.01	2.15%	40	3.9622	1.998459	Other	1	28,000,000.00	4.06%	40	3.6607	1.576400
							Retail	12	61,651,839.88	8.94%	40	3.6976	2.714832
							Totals	126	689,761,027.15	100.00%	34	3.9345	2.211037

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP	Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP
	3.5000% or less	9	145,707,077.19	21.12%	25	3.1727	2.984760	12 months or less	21	181,351,545.22	26.29%	39	4.0948	1.920422
	3.5001% to 3.7000%	5	73,016,494.12	10.59%	39	3.6389	2.405163	13 months to 24 months	3	24,787,978.71	3.59%	40	4.1812	2.466258
	3.7001% to 3.9000%	5	69,548,423.38	10.08%	40	3.8101	2.649156	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.9001% to 4.1000%	10	139,719,706.82	20.26%	38	3.9617	1.974786	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.1001% to 4.3000%	10	72,782,716.69	10.55%	40	4.1717	2.058645	49 months or greater	34	440,557,786.17	63.87%	31	3.8289	2.329918
	4.3001% to 4.5000%	4	38,297,112.11	5.55%	39	4.3806	1.906264	Totals	63	689,761,027.15	100.00%	34	3.9345	2.211037
	4.5001% to 4.7000%	5	39,168,455.72	5.68%	38	4.5747	1.126601
	4.7001% or greater	10	68,457,324.07	9.92%	17	4.9085	1.434835
	Totals	63	689,761,027.15	100.00%	34	3.9345	2.211037
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP	Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP
	110 months or less	58	646,697,310.10	93.76%	33	3.9170	2.220310	Interest Only	58	646,697,310.10	93.76%	33	3.9170	2.220310
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	689,761,027.15	100.00%	34	3.9345	2.211037	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	689,761,027.15	100.00%	34	3.9345	2.211037
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	43,063,717.05	6.24%	40	4.1977	NAP			No outstanding loans in this group
Underwriter's Information		9	60,339,042.73	8.75%	24	4.1228	2.433447
	12 months or less	43	494,658,104.07	71.71%	39	3.8552	2.418976
	13 months to 24 months	5	77,200,163.30	11.19%	5	4.0238	1.055005
	25 months or greater	1	14,500,000.00	2.10%	37	4.6000	0.760300
	Totals	63	689,761,027.15	100.00%	34	3.9345	2.211037
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	323000001	OF	San Francisco	CA	Actual/360	3.303%	99,548.75	0.00	0.00	N/A	11/06/24	--	35,000,000.00	35,000,000.00	06/06/25
2	310951439	MF	St Louis	MO	Actual/360	3.962%	119,410.28	0.00	0.00	N/A	11/11/29	--	35,000,000.00	35,000,000.00	08/11/26
3	323000003	LO	Various	Various	Actual/360	4.850%	78,589.63	73,704.45	0.00	N/A	12/06/29	--	18,817,602.35	18,743,897.90	01/06/26
3A	323000103				Actual/360	4.850%	31,435.85	29,481.78	0.00	N/A	12/06/29	--	7,527,040.95	7,497,559.17	01/06/26
4	323000004	IN	Various	Various	Actual/360	4.115%	84,855.45	41,486.53	0.00	N/A	12/06/29	--	23,946,978.65	23,905,492.12	08/06/26
4A	323000104				Actual/360	4.115%	16,255.83	7,947.62	0.00	N/A	12/06/29	--	4,587,543.46	4,579,595.84	08/06/26
5	323000005	OF	New York	NY	Actual/360	3.914%	101,111.67	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	08/11/26
6	453012235	IN	Various	Various	Actual/360	2.653%	45,695.03	0.00	0.00	N/A	11/07/29	--	20,000,000.00	20,000,000.00	08/07/26
6A	453012236				Actual/360	2.653%	22,847.52	0.00	0.00	N/A	11/07/29	--	10,000,000.00	10,000,000.00	08/07/26
7	323000007	MU	New York	NY	Actual/360	3.470%	59,761.11	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/26
7A	323000107				Actual/360	3.470%	29,880.56	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	08/06/26
8	323000008	98	New York	NY	Actual/360	3.661%	78,807.17	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	08/06/26
8A	323000108				Actual/360	3.661%	9,456.86	0.00	0.00	N/A	12/06/29	--	3,000,000.00	3,000,000.00	08/06/26
9	323000009	OF	Las Vegas	NV	Actual/360	4.979%	39,716.40	13,840.42	0.00	N/A	10/06/24	10/06/25	9,262,467.22	9,248,626.80	08/06/26
9A	323000109				Actual/360	4.979%	39,716.40	13,840.42	0.00	N/A	10/06/24	10/06/25	9,262,467.22	9,248,626.80	08/06/26
9B	323000209				Actual/360	4.979%	27,007.15	9,411.49	0.00	N/A	10/06/24	10/06/25	6,298,477.57	6,289,066.08	08/06/26
10	323000010	LO	Atlanta	GA	Actual/360	3.785%	77,734.44	0.00	0.00	N/A	12/01/29	--	23,850,000.00	23,850,000.00	08/01/26
11	310952591	OF	Phoenix	AZ	Actual/360	3.660%	62,589.74	42,755.67	0.00	N/A	10/11/29	--	19,859,249.79	19,816,494.12	06/11/26
12	310953493	OF	Los Angeles	CA	Actual/360	3.005%	51,744.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	08/09/26
13	323000013	LO	Various	Various	Actual/360	4.340%	54,925.22	41,813.37	0.00	N/A	10/05/29	--	14,696,804.21	14,654,990.84	08/05/26
14	323000014	RT	Various	Various	Actual/360	3.786%	49,739.82	27,273.36	0.00	N/A	11/06/29	--	15,256,833.29	15,229,559.93	08/06/26
15	323000015	MU	Petaluma	CA	Actual/360	4.522%	24,645.17	8,374.40	0.00	N/A	11/06/29	--	6,329,101.02	6,320,726.62	08/06/26
15A	323000115				Actual/360	4.522%	18,957.82	6,441.85	0.00	N/A	11/06/29	--	4,868,539.27	4,862,097.42	08/06/26
15B	323000215				Actual/360	4.522%	18,957.82	6,441.85	0.00	N/A	11/06/29	--	4,868,539.27	4,862,097.42	08/06/26
16	307331195	LO	Cary	NC	Actual/360	3.940%	43,684.03	26,225.47	0.00	N/A	12/06/29	--	12,875,593.74	12,849,368.27	08/06/26
17	307331194	MF	Muskogee	OK	Actual/360	4.410%	54,404.65	19,294.06	0.00	N/A	12/06/29	--	14,326,438.50	14,307,144.44	08/06/26
18	323000018	MF	Jackson Heights	NY	Actual/360	4.600%	57,436.11	0.00	0.00	N/A	09/05/29	--	14,500,000.00	14,500,000.00	08/05/23
19	310952116	LO	Johnson City	TN	Actual/360	3.874%	42,159.95	26,016.13	0.00	N/A	12/11/29	--	12,638,084.44	12,612,068.31	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	303161353	MF	Normal	IL	Actual/360	3.620%	44,264.56	0.00	0.00	N/A	12/01/29	--	14,200,000.00	14,200,000.00	08/01/26
21	28202321	RT	Parma	OH	Actual/360	4.180%	44,490.34	23,808.74	0.00	N/A	12/06/29	09/06/29	12,360,334.07	12,336,525.33	08/06/26
22	323000022	MF	Kansas City	MO	Actual/360	4.200%	44,460.34	24,002.06	0.00	N/A	12/06/29	--	12,293,180.90	12,269,178.84	08/06/26
23	323000023	RT	Reading	PA	Actual/360	3.963%	38,277.45	32,967.91	0.00	N/A	12/06/29	--	11,216,560.97	11,183,593.06	08/06/26
24	323000024	OF	Various	TX	Actual/360	4.278%	45,386.52	20,728.58	0.00	N/A	12/01/29	--	12,320,459.50	12,299,730.92	08/01/26
25	323000025	RT	Aliso Viejo	CA	Actual/360	3.295%	36,885.69	0.00	0.00	N/A	12/01/29	--	13,000,000.00	13,000,000.00	08/01/26
26	323000026	RT	Douglasville	GA	Actual/360	3.350%	36,635.97	0.00	0.00	N/A	12/01/29	--	12,700,000.00	12,700,000.00	08/01/26
27	28002309	MF	Memphis	TN	Actual/360	4.042%	38,206.82	19,373.96	0.00	N/A	11/06/29	--	10,977,044.34	10,957,670.38	08/06/26
28	323000028	LO	Tampa	FL	Actual/360	4.644%	44,006.64	17,311.35	0.00	N/A	12/06/29	09/06/29	11,004,410.37	10,987,099.02	08/06/26
29	323000029	MF	Philadelphia	PA	Actual/360	3.980%	35,334.45	20,864.58	0.00	N/A	12/01/29	--	10,309,939.69	10,289,075.11	12/01/24
30	303161354	MH	Dana Point	CA	Actual/360	3.570%	33,815.83	0.00	0.00	N/A	12/01/29	--	11,000,000.00	11,000,000.00	08/01/26
31	307331183	OF	Jeffersonville	IN	Actual/360	3.850%	33,152.78	0.00	0.00	11/06/29	11/06/34	--	10,000,000.00	10,000,000.00	08/06/26
32	323000032	MF	Bronx	NY	Actual/360	3.990%	33,671.17	0.00	0.00	N/A	12/01/29	--	9,800,000.00	9,800,000.00	08/01/26
33	303161352	LO	Lincoln	CA	Actual/360	4.630%	34,428.88	11,870.61	0.00	N/A	12/01/29	--	8,635,404.87	8,623,534.26	08/01/26
34	323000034	OF	Boulder	CO	Actual/360	4.031%	30,893.14	0.00	0.00	N/A	12/06/29	--	8,900,000.00	8,900,000.00	08/06/26
36	303161356	LO	Early	TX	Actual/360	4.140%	24,897.95	20,092.25	0.00	N/A	12/01/29	--	6,983,998.01	6,963,905.76	08/01/26
37	323000037	MF	Yonkers	NY	Actual/360	3.780%	25,613.05	12,037.33	0.00	N/A	12/06/29	--	7,868,832.47	7,856,795.14	07/06/26
38	307331185	LO	St Augustine	FL	Actual/360	5.100%	26,994.13	19,757.26	0.00	N/A	12/06/29	--	6,146,670.99	6,126,913.73	08/06/26
39	323000039	RT	Melbourne	FL	Actual/360	3.829%	21,531.04	13,539.69	0.00	N/A	12/06/29	09/06/29	6,530,107.88	6,516,568.19	08/06/26
40	323000040	IN	Pittsburgh	PA	Actual/360	3.730%	24,089.58	0.00	0.00	N/A	12/06/29	08/06/29	7,500,000.00	7,500,000.00	08/06/26
41	323000041	MF	Santa Rosa	CA	Actual/360	3.930%	22,809.28	0.00	0.00	N/A	12/01/29	--	6,740,000.00	6,740,000.00	08/01/26
42	28002320	MF	New York	NY	Actual/360	4.714%	26,486.79	0.00	0.00	N/A	11/06/29	--	6,525,000.00	6,525,000.00	08/06/26
43	323000043	MF	Tampa	FL	Actual/360	4.412%	21,786.01	10,809.54	0.00	N/A	09/06/29	--	5,734,334.05	5,723,524.51	08/06/26
44	323000044	OF	Blue Bell	PA	Actual/360	4.421%	20,659.02	10,214.11	0.00	N/A	12/06/29	--	5,426,627.45	5,416,413.34	08/06/26
45	323000045	OF	Springdale	AR	Actual/360	3.497%	15,105.28	9,111.65	0.00	N/A	12/06/29	--	5,016,188.84	5,007,077.19	08/06/26
46	323000046	OF	Linthicum Heights	MD	Actual/360	4.200%	15,845.43	8,605.43	0.00	N/A	11/06/29	--	4,381,224.88	4,372,619.45	08/06/26
47	323000047	LO	Florence	KY	Actual/360	4.369%	14,783.75	10,992.14	0.00	N/A	12/06/29	--	3,929,555.63	3,918,563.49	08/06/26
48	410952359	RT	Salt Lake City	UT	Actual/360	3.946%	13,591.78	0.00	0.00	N/A	11/11/29	--	4,000,000.00	4,000,000.00	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	323000049	LO	New Albany	MS	Actual/360	4.830%	12,479.82	7,923.04	0.00	N/A	12/01/29	--	3,000,556.63	2,992,633.59	08/01/26
50	307331186	RT	Brownsburg	IN	Actual/360	4.270%	9,862.79	5,177.11	0.00	N/A	12/06/29	--	2,682,334.06	2,677,156.95	08/06/26
51	410952200	MH	Boring	OR	Actual/360	4.135%	9,356.73	3,744.50	0.00	N/A	12/11/29	--	2,627,783.63	2,624,039.13	08/11/26
52	410952179	OF	Greensboro	NC	Actual/360	4.104%	7,151.66	9,205.28	0.00	N/A	11/11/29	--	2,023,673.02	2,014,467.74	08/11/26
53	307331190	RT	Tuckahoe	NJ	Actual/360	4.200%	3,900.57	1,967.64	0.00	N/A	12/06/29	--	1,078,497.58	1,076,529.94	08/06/26
54	28002334	RT	Rolla	MO	Actual/360	4.760%	3,787.37	0.00	0.00	12/06/29	07/06/34	--	924,000.00	924,000.00	08/06/26
55	28002335	RT	Dexter	MO	Actual/360	5.190%	3,847.95	0.00	0.00	12/06/29	04/06/34	--	861,000.00	861,000.00	08/06/26
Totals							2,339,565.16	708,453.63	0.00				690,469,480.78	689,761,027.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,168,714.00	0.00	--	--	--	0.00	151,948.97	99,103.30	1,215,008.12	0.00	0.00
2	2,418,359.57	665,792.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,907,177.00	01/01/25	06/30/25	06/11/26	183,669.06	2,275.31	151,287.90	1,063,556.53	0.00	0.00
3A	0.00	0.00	--	--	06/11/26	73,478.06	910.24	60,515.12	425,713.35	0.00	0.00
4	3,976,068.00	957,492.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	56,889,293.91	13,600,248.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	36,861,932.89	9,382,929.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,197,476.61	375,757.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,319,000.00	1,329,750.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,111,183.00	1,870,864.00	01/01/25	06/30/25	08/11/26	872,776.45	0.00	0.00	0.00	104,618.62	0.00
9A	0.00	0.00	--	--	08/11/26	874,195.43	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	08/11/26	594,452.88	0.00	0.00	0.00	0.00	0.00
10	0.00	898,376.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,449,510.85	0.00	--	--	--	0.00	0.00	105,092.66	210,606.60	0.00	0.00
12	123,137,714.10	68,403,256.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,323,298.56	1,401,797.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	964,885.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,715,393.28	447,375.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,935,764.82	1,910,834.07	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,578,286.11	3,011,569.28	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	459,131.00	01/01/20	09/30/20	05/11/26	4,104,607.69	113,950.55	41,001.60	1,915,590.12	1,505,964.79	0.00
19	2,906,979.27	2,868,935.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	2,074,182.46	491,243.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,969,890.59	1,087,070.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,427,605.61	502,952.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,529,449.58	389,007.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,578,365.16	436,389.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,301,952.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,249,021.37	477,795.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	608,031.46	343,348.23	01/01/25	06/30/25	03/11/26	0.00	0.00	56,067.81	1,123,536.82	53,393.85	0.00
30	1,453,620.14	748,930.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,644,082.26	665,117.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	588,630.97	437,935.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	958,123.07	974,409.17	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	853,647.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,085,616.08	1,123,136.78	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	518,481.00	381,267.53	01/01/25	09/30/25	--	0.00	0.00	37,497.92	37,497.92	0.00	0.00
38	628,358.03	545,620.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	300,712.21	227,397.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	635,081.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	493,949.08	146,085.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	709,708.26	182,319.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	4,109,285.00	1,199,175.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	641,117.00	641,489.82	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	459,139.23	173,167.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	0.00	250,179.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	237,219.60	177,916.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	411,472.94	99,018.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	412,693.88	89,484.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	101,419.26	25,354.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	86,109.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	80,801.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	289,136,741.05	126,271,984.00				6,703,179.57	269,085.07	550,566.31	5,991,509.46	1,663,977.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	19,816,494.12	0	0.00	4	51,030,532.18	0	0.00	2	26,241,457.07	0	0.00	0	0.00	0	0.00	3.934509%	3.876723%	34
07/17/26	0	0.00	0	0.00	4	51,154,582.99	0	0.00	2	26,344,643.30	0	0.00	0	0.00	0	0.00	3.934880%	3.877078%	35
06/17/26	1	19,903,888.34	0	0.00	4	51,282,820.44	0	0.00	2	26,450,949.09	0	0.00	0	0.00	0	0.00	3.935270%	3.877452%	36
05/15/26	1	19,946,369.44	0	0.00	4	51,414,189.77	0	0.00	2	26,561,600.02	0	0.00	0	0.00	0	0.00	3.935647%	3.877811%	37
04/17/26	0	0.00	0	0.00	4	51,541,412.90	0	0.00	2	26,667,032.48	0	0.00	0	0.00	0	0.00	3.936033%	3.878181%	38
03/17/26	1	5,468,420.90	0	0.00	4	51,663,402.37	0	0.00	2	26,768,448.74	0	0.00	0	0.00	0	0.00	3.936394%	3.878528%	39
02/18/26	0	0.00	2	26,880,262.13	2	24,918,900.38	0	0.00	2	26,880,262.13	0	0.00	0	0.00	0	0.00	3.936818%	3.878935%	40
01/16/26	2	26,980,791.56	0	0.00	2	24,939,321.54	0	0.00	2	26,980,791.56	0	0.00	0	0.00	0	0.00	3.937175%	3.879277%	41
12/17/25	0	0.00	0	0.00	2	24,959,672.95	0	0.00	2	27,080,902.88	0	0.00	0	0.00	0	0.00	3.937530%	3.879617%	42
11/18/25	0	0.00	0	0.00	2	24,981,109.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.937904%	3.879975%	43
10/20/25	0	0.00	0	0.00	2	25,001,318.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938254%	3.880311%	44
09/17/25	0	0.00	0	0.00	2	25,022,617.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938624%	3.880666%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	323000001	06/06/25	13	5	99,103.30	1,215,008.12	0.00	35,000,000.00	11/19/24	5
3	323000003	01/06/26	6	6	151,287.90	1,063,556.53	41,436.90	19,266,434.01	04/30/24	7	06/26/24		11/12/25
3A	323000103	01/06/26	6	6	60,515.12	425,713.35	0.00	7,709,530.25	04/30/24	7	06/26/24		11/12/25
11	310952591	06/11/26	1	1	105,092.66	210,606.60	0.00	19,903,888.34
18	323000018	08/05/23	35	6	41,001.60	1,915,590.12	2,126,988.13	14,500,000.00	03/17/21	2
29	323000029	12/01/24	19	6	56,067.81	1,123,536.82	267,339.42	10,706,570.68	11/06/24	13
37	323000037	07/06/26	0	B	37,497.92	37,497.92	0.00	7,868,832.47
Totals					550,566.31	5,991,509.46	2,435,764.45	114,955,255.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		59,786,320	24,786,320	35,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		37,500,000	37,500,000	0		0
37 - 48 Months		580,689,707	509,842,681	44,605,569		26,241,457
49 - 60 Months		0	0	0		0
> 60 Months		11,785,000	11,785,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	689,761,027	583,914,001	19,816,494	0	59,789,075	26,241,457
Jul-26	690,469,481	604,314,898	0	0	59,809,940	26,344,643
Jun-26	691,215,335	560,164,856	19,903,888	24,863,770	59,831,871	26,450,949
May-26	691,926,764	560,665,673	19,946,369	0	84,753,122	26,561,600
Apr-26	692,667,416	581,185,432	0	0	84,814,952	26,667,032
Mar-26	693,365,154	576,256,325	5,468,421	0	84,871,959	26,768,449
Feb-26	694,181,414	582,358,628	0	0	84,942,523	26,880,262
Jan-26	694,873,571	582,893,756	26,980,792	0	84,999,024	0
Dec-25	695,563,178	610,507,878	0	0	85,055,300	0
Nov-25	696,290,859	636,309,750	0	0	59,981,110	0
Oct-25	696,975,244	636,973,926	0	0	60,001,318	0
Sep-25	697,697,889	637,675,272	0	0	60,022,617	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	323000001	35,000,000.00	35,000,000.00	153,000,000.00	01/22/25	7,182,736.00	1.05340	12/31/24	11/06/24	I/O
3	323000003	18,743,897.90	19,266,434.01	136,110,000.00	12/13/25	4,466,085.00	0.84260	06/30/25	12/06/29	I/O
3A	323000103	7,497,559.17	7,709,530.25	136,110,000.00	12/13/25	23,369,629.25	1.94000	--	12/06/29	I/O
9	323000009	9,248,626.80	9,248,626.80	42,100,000.00	06/12/26	1,835,841.50	1.22070	06/30/25	10/06/24	I/O
9A	323000109	9,248,626.80	9,248,626.80	42,100,000.00	06/12/26	4,766,341.80	1.56000	--	10/06/24	I/O
9B	323000209	6,289,066.08	6,289,066.08	42,100,000.00	06/12/26	4,766,341.80	1.56000	--	10/06/24	I/O
18	323000018	14,500,000.00	14,500,000.00	16,300,000.00	03/31/26	439,256.00	0.76030	09/30/20	09/05/29	I/O
29	323000029	10,289,075.11	10,706,570.68	12,700,000.00	02/19/26	337,098.23	0.99970	06/30/25	12/01/29	I/O
Totals		110,816,851.86	111,968,854.62	580,520,000.00		47,163,329.58

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	323000001	OF	CA	11/19/24	5

K-Star Asset Management LLC took over as successor SS effective 6/17/25 following Borrower's maturity default 11/6/24 and original transfer to special servicing 11/8/24. Loan's OPB is $350MM (comprised of 6 pari-passu A Notes totaling

$203.6MM ($351psf) and the B Note totaling $146.4MM ($604psf total loan basis)) and is secured by a 1st lien position in a 22-story, 580,000 sf, class-A, mixed-use office building (w/ ~25k SF of street retail) located in the FiDi submarket within

San Francisco's CBD. PNA b/w Borrower & Midland (prior SS) was executed 10/17/24, but Borrower failed to enter into an updated PNA w/ K-Star. A receiver was appointed 8/21/25 via a stipulated order, who hired JLL to lease the property.

Various proposed lease renewals and expansions have been approved, which have increased leasing back up to 57%. The successful note sale marketing has resulted in a high bidder who seller has vetted accepted, and the parties are working

	toward a mutually agreeable closing September 2026. Buyer goes hard 8/14/26.
3	323000003	LO	Various	04/30/24	7

The Borrower filed for Chapter 11 bankruptcy on June 26, 2024. The Borrower and Lender subsequently agreed to a court-approved plan to sell all collateral, and the Lender was the successful bidder at the 363 Sale held on September 25,

2025. Title to all Properties in the Portfolio transferred on November 12, 2025 and is now REO. Updates on the litigation wind-down will be provided as they become available. The Special Servicer is exploring sale strategies while negotiating railroad contract extensions, an d has completed certain deferred maintenance items and addressed brand standard deficiencies. Trailing-twelve-month average KPIs as of June 2026 show a 109.4% occupancy index, 100.5% ADR index, and

	99.4% RevPAR index.
3A	323000103	Various	Various	04/30/24	7
	Special Servicer comments are not available for this cycle.

9	323000009	OF	NV	10/15/24	7

As of July 2026, multiple owner-user prospects have shown preliminary interest in the Property. One group has toured the Property. Receiver and Special Servicer are evaluating three sales listing proposals.

9A	323000109	Various	Various	10/15/24	7

As of July 2026, multiple owner-user prospects have shown preliminary interest in the Property. One group has toured the Property. Receiver and Special Servicer are evaluating three sales listing proposals.

9B	323000209	Various	Various	10/15/24	7

As of July 2026, multiple owner-user prospects have shown preliminary interest in the Property. One group has toured the Property. Receiver and Special Servicer are evaluating three sales listing proposals.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	323000018	MF	NY	03/17/21	2
Lender's counsel is drafting the chapter 11 plan and intends to file it before the next status conference, scheduled for 8/13/2026.

29	323000029	MF	PA	11/06/24	13
Receiver reported that the Property is 65% occupied as of June 2026. Hearing relating to the Borrower's compliance with the receivership Order is scheduled for 9/11.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	323000009	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
9A	323000109	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
9B	323000209	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
13	323000013	0.00	4.34000%	0.00	4.34000%	10	07/21/20	07/01/20	08/11/20
13	323000013	0.00	4.34000%	0.00	4.34000%	10	08/11/20	07/01/20	07/21/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	07/30/20	06/06/20	09/11/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	09/11/20	06/06/20	07/30/20
33	303161352	9,000,000.00	4.63000%	9,000,000.00	4.63000%	10	05/01/20	06/01/20	06/11/20
33	303161352	0.00	4.63000%	0.00	4.63000%	10	06/11/20	06/01/20	05/01/20
Totals		9,000,000.00		9,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	5,671.42	0.00	0.00	766.68	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	0.00	0.00	0.00	306.71	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,343.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7,958.08	0.00	0.00	0.00
9B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5,411.49	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	16,249.97	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.86	0.00	0.00	0.00
Total	0.00	0.00	25,550.07	0.00	0.00	17,323.36	0.00	0.00	13,370.43	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		56,243.86

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Additional Notice
Disclosable Special Servicer Fees, Loan Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30